Note 7 (Tables)	12 Months Ended
Dec. 31, 2021
Risk Management [Abstract]
Amount of payment deferral and financing with public guarantees of the Group [Table Text Block]
The outstanding balance of existing loans for which a payment deferral was granted (split by those existing at year-end and those that were completed by year-end) under EBA standards and for which financing was granted with public guarantees given at a Group level, as well as the number of customers of both measures, as of December 31, 2021 and 2020 are as follows:

Amount of payment deferral and financing with public guarantees of the Group (Millions of Euros)
	Payment deferral				Financing with public guarantees
	Existing	Completed	Total	Number of customers	Total	Number of customers	Total payment deferral and guarantees	(%) credit investment
December 2021	189	21,743	21,931	2,188,720	16,093	264,809	38,025	10.9%
December 2020 (*)	6,536	21,868	28,405	2,779,964	16,053	249,458	44,458	12.9%
(*) Figures as of December 2020 do not include the companies sold in the United States in 2021.

Amount of payment deferral and financing with public guarantees by concept [Table Text Block]
The outstanding balance of existing loans for which a payment deferral was granted (split by those existing at year-end and those that were completed by year-end) under EBA standards and for which financing was granted with public guarantees given at a Group level, broken down by segment, as of December 31, 2021 and 2020 are as follows:

Amount of payment deferral and financing with public guarantees by concept (Millions of Euros)
	Payment deferral						Financing with public guarantees
	Existing		Completed		Total
	2021	2020 (*)	2021	2020 (*)	2021	2020 (*)	2021	2020 (*)
Group	189	6,536	21,743	21,868	21,931	28,405	16,093	16,053
Households	107	4,503	14,904	14,550	15,011	19,052	1,376	1,235
Of which: Mortgages	97	3,587	10,195	7,471	10,291	11,059	6	1
SMEs	44	1,023	3,950	4,743	3,994	5,766	10,911	10,573
Non-financial corporations	37	961	2,766	2,397	2,803	3,358	3,788	4,232
Other	—	50	122	179	122	229	18	13
(*) Figures as of December 2020 do not include the companies sold in the United States in 2021.

Amount of payment deferral by stages [Table Text Block]

Amount of payment deferral by stages (Millions of Euros)
	Stage 1		Stage 2		Stage 3		Total
	2021	2020 (*)	2021	2020 (*)	2021	2020 (*)	2021	2020 (*)
Group	13,236	18,602	6,252	7,736	2,444	2,066	21,931	28,405
Households	9,167	12,336	3,707	4,997	2,137	1,719	15,011	19,052
Of which: Mortgages	6,360	7,347	2,444	2,844	1,487	867	10,291	11,059
SMEs	2,609	4,147	1,131	1,327	254	292	3,994	5,766
Non-financial corporations	1,364	1,903	1,387	1,399	53	56	2,803	3,358
Other	95	216	27	13	—	—	122	229
(*) Figures as of December 2020 do not include the companies sold in the United States in 2021.

Positive scenario of GDP, unemployment rate and HPI for the main geographies [Table Text Block]
BBVA Research forecasts a maximum of five years for the macroeconomic variables. The following estimates for the next five years of the Gross Domestic Product (GDP) growth, of the unemployment rate and of the House Price Index (HPI), for the most relevant countries where it represents a significant factor, are determined by BBVA Research and have been used at the time of the calculation of the ECL as of December 31, 2021:

Positive scenario of GDP, unemployment rate and HPI for the main geographies
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2021	5.52%	14.42%	0.33%	6.39%	4.18%	2.35%	11.63%	11.90%
2022	6.14%	12.50%	4.70%	4.07%	3.89%	5.38%	5.60%	11.35%
2023	5.13%	10.05%	3.06%	2.81%	3.75%	3.85%	5.80%	11.93%
2024	2.61%	8.48%	1.87%	2.17%	3.69%	3.07%	3.62%	12.66%
2025	2.22%	7.49%	1.56%	1.88%	3.64%	4.08%	3.66%	12.94%
2026	2.19%	6.71%	1.19%	1.83%	3.59%	3.95%	3.66%	13.05%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2021	13.60%	11.33%	9.91%	15.12%	9.89%	15.36%
2022	4.91%	7.50%	6.69%	11.34%	5.33%	13.60%
2023	3.78%	6.82%	3.02%	9.48%	3.38%	13.22%
2024	2.76%	6.55%	2.09%	7.99%	3.30%	12.31%
2025	2.34%	6.52%	2.16%	6.89%	3.44%	11.58%
2026	2.28%	6.47%	2.12%	6.88%	3.51%	11.32%
The estimate for the next five years of the following rates, used in the measurement of the expected loss as of December 31, 2020, consistent with the latest estimates made public at that date, was:

Positive scenario of GDP, unemployment rate and HPI for the main geographies
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2020	(11.20)%	16.44%	(1.44)%	(8.85)%	4.57%	1.71%	2.07%	13.45%
2021	6.63%	16.03%	(3.28)%	4.58%	5.40%	(1.23)%	9.08%	12.60%
2022	6.27%	12.72%	4.56%	3.80%	5.17%	0.32%	5.30%	11.58%
2023	2.95%	10.82%	5.79%	1.62%	5.04%	0.31%	4.13%	11.58%
2024	2.07%	9.58%	3.66%	1.47%	4.91%	1.01%	4.11%	11.19%
2025	2.01%	8.55%	3.57%	1.47%	4.76%	1.72%	4.10%	10.85%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2020	(11.74) %	12.75%	(10.64) %	13.60%	(6.80) %	18.14%
2021	12.56%	10.29%	9.95%	14.39%	6.80%	16.14%
2022	5.25%	10.00%	3.52%	11.88%	3.70%	14.53%
2023	3.68%	8.73%	2.08%	8.99%	3.15%	14.28%
2024	3.58%	7.23%	2.11%	7.69%	3.27%	12.49%
2025	3.35%	6.88%	2.14%	6.78%	3.60%	12.28%

Base scenario of GDP, unemployment rate and HPI for the main geographies [Table Text Block]

Base scenario of GDP, unemployment rate and HPI for the main geographies
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2021	5.23%	14.93%	(0.20) %	5.98%	4.22%	2.46%	9.46%	12.43%
2022	5.49%	13.98%	2.91%	3.19%	4.05%	5.30%	1.98%	12.80%
2023	4.89%	11.68%	2.04%	2.54%	3.92%	3.68%	5.04%	12.93%
2024	2.59%	10.08%	1.50%	2.09%	3.83%	3.07%	3.49%	13.03%
2025	2.22%	9.05%	1.10%	1.87%	3.77%	4.08%	3.54%	13.13%
2026	2.19%	8.15%	0.74%	1.82%	3.71%	3.93%	3.53%	13.23%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2021	12.22%	11.38%	7.49%	15.50%	9.17%	15.44%
2022	2.32%	7.70%	2.30%	12.35%	4.02%	13.86%
2023	3.05%	7.06%	2.04%	10.40%	3.13%	13.51%
2024	2.76%	6.76%	1.98%	8.60%	3.29%	12.60%
2025	2.34%	6.70%	2.03%	7.38%	3.44%	11.87%
2026	2.28%	6.64%	1.99%	7.38%	3.51%	11.53%

Base scenario of GDP, unemployment rate and HPI for the main geographies
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2020	(11.48)%	16.95%	(1.98)%	(9.25)%	4.62%	1.81%	(0.01)%	13.98%
2021	5.99%	17.51%	(5.08)%	3.71%	5.57%	(1.32)%	5.52%	14.05%
2022	6.04%	14.35%	3.48%	3.53%	5.35%	0.15%	4.53%	12.58%
2023	2.93%	12.41%	5.44%	1.55%	5.19%	0.31%	4.01%	11.95%
2024	2.07%	11.14%	3.20%	1.45%	5.03%	1.02%	3.99%	11.38%
2025	2.01%	9.99%	3.12%	1.46%	4.88%	1.71%	3.98%	11.03%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2020	(13.04) %	12.80%	(13.00) %	13.98%	(7.51) %	18.23%
2021	10.05%	10.48%	5.54%	15.40%	5.48%	16.40%
2022	4.52%	10.23%	2.54%	12.80%	3.46%	14.83%
2023	3.69%	8.93%	1.98%	9.60%	3.15%	14.57%
2024	3.58%	7.41%	1.98%	8.18%	3.27%	12.78%
2025	3.35%	7.06%	2.01%	7.28%	3.60%	12.55%

Negative scenario of GDP, unemployment rate and HPI for the main geographies [Table Text Block]

Negative scenario of GDP, unemployment rate and HPI for the main geographies

	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2021	4.95%	15.41%	(0.82) %	5.58%	4.27%	2.54%	7.29%	12.94%
2022	4.88%	15.41%	1.31%	2.33%	4.23%	5.13%	(1.87) %	14.26%
2023	4.68%	13.25%	1.09%	2.26%	4.10%	3.48%	4.09%	13.99%
2024	2.54%	11.65%	0.99%	2.03%	3.99%	2.92%	3.40%	13.41%
2025	2.18%	10.62%	0.35%	1.82%	3.90%	4.05%	3.47%	13.31%
2026	2.15%	9.61%	(0.01) %	1.78%	3.84%	3.93%	3.46%	13.40%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2021	10.84%	11.43%	5.14%	15.86%	8.43%	15.52%
2022	(0.28) %	7.90%	(2.34) %	13.33%	2.72%	14.12%
2023	2.31%	7.30%	0.85%	11.29%	2.83%	13.79%
2024	2.76%	6.98%	1.86%	9.19%	3.29%	12.87%
2025	2.34%	6.91%	1.88%	7.83%	3.43%	12.13%
2026	2.28%	6.85%	1.83%	7.85%	3.51%	11.71%

Negative scenario of GDP, unemployment rate and HPI for the main geographies
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2020	(11.76) %	17.44%	(2.60) %	(9.64) %	4.67%	1.89%	(2.10) %	14.49%
2021	5.37%	18.94%	(6.69) %	2.84%	5.75%	(1.48) %	1.75%	15.51%
2022	5.82%	15.92%	2.49%	3.25%	5.53%	(0.06) %	3.56%	13.64%
2023	2.88%	13.99%	4.94%	1.48%	5.34%	0.17%	3.92%	12.33%
2024	2.03%	12.70%	2.45%	1.41%	5.17%	0.99%	3.91%	11.56%
2025	1.97%	11.45%	2.36%	1.41%	5.02%	1.70%	3.91%	11.20%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2020	(14.33) %	12.85%	(15.28) %	14.34%	(8.25) %	18.31%
2021	7.53%	10.69%	0.89%	16.38%	4.16%	16.66%
2022	3.78%	10.48%	1.33%	13.69%	3.16%	15.10%
2023	3.69%	9.15%	1.86%	10.19%	3.15%	14.84%
2024	3.57%	7.62%	1.83%	8.63%	3.27%	13.04%
2025	3.35%	7.27%	1.86%	7.75%	3.60%	12.80%

Expected loss variation as of december [Table Text Block]
Variation in expected loss is determined both by re-staging (that is: in worse scenarios due to the recognition of lifetime credit losses for additional operations that are transferred to stage 2 from stage 1 where 12 months of losses are valued: or vice versa in improvement scenarios) as well as variations in the collective risk parameters (PD and LGD) of each financial instrument due to the changes defined in the macroeconomic forecasts of the scenario.

Expected loss variation as of December 31, 2021

	BBVA Group					Spain			Mexico				Turkey
GDP	Total Portfolio	Retail	Mortgages	Wholesaler	Fixed income	Total Portfolio	Mortgages	Companies	Total Portfolio	Mortgages	Cards	Total Portfolio	Wholesale	Retail
-100pb	3.44%	3.18%	3.43%	4.87%	1.87%	3.33%	4.03%	4.16%	3.73%	2.06%	6.57%	2.39%	2.03%	2.67%
+100pb	(3.20)%	(2.96)%	(2.92)%	(4.54)%	(1.82)%	(3.06)%	(3.35)%	(3.97)%	(3.56)%	(1.96)%	(6.07)%	(2.29)%	(2.08)%	(2.47)%
Housing price
-100pb							5.17%	0.78%		2.90%
+100pb							(5.11)%	(0.77)%		(2.73)%

Expected loss variation as of December 31, 2020

	BBVA Group					Spain			Mexico			Turkey
GDP	Total Portfolio	Retail	Mortgages	Wholesaler	Fixed income	Total Portfolio	Mortgages	Companies	Total Portfolio	Mortgages	Cards	Total Portfolio	Wholesale	Retail
-100pb	3.55%	3.47%	3.72%	3.91%	1.58%	3.72%	4.39%	3.96%	3.91%	2.20%	6.30%	1.56%	1.58%	1.62%
+100pb	(3.25)%	(3.14)%	(3.03)%	(3.69)%	(1.97)%	(3.32)%	(3.57)%	(3.53)%	(3.64)%	(2.07)%	(5.78)%	(1.47)%	(1.55)%	(1.47)%
Housing price
-100pb							5.41%	0.79%		3.13%
+100pb							(5.35)%	(0.77)%		(4.47)%

Maximum credit risk exposure [Table Text Block]
In accordance with IFRS 7 “Financial instruments: Disclosures”, the BBVA Group’s credit risk exposure by headings in the balance sheets as of December 31, 2021, 2020 and 2019 is provided below. It does not consider the loss allowances and the availability of collateral or other credit enhancements to enable compliance with payment obligations. The details are broken down by financial instruments and counterparties:

Maximum credit risk exposure (Millions of Euros)
	Notes	December 2021	Stage 1	Stage 2	Stage 3
Financial assets held for trading		92,560
Equity instruments	10	15,963
Debt securities	10	25,790
Loans and advances	10	50,807
Non-trading financial assets mandatorily at fair value through profit or loss		6,086
Equity instruments	11	5,303
Debt securities	11	128
Loans and advances	11	655
Financial assets designated at fair value through profit or loss	12	1,092
Derivatives (trading and hedging)		43,687
Financial assets at fair value through other comprehensive income		60,495
Equity instruments	13	1,320
Debt securities		59,148	58,587	561	—
Loans and advances to credit institutions	13	27	27	—	—
Financial assets at amortized cost		383,870	334,772	34,418	14,680
Debt securities		34,833	34,605	205	22
Loans and advances to central banks		5,687	5,687	—	—
Loans and advances to credit institutions		13,295	13,285	10	—
Loans and advances to customers		330,055	281,195	34,203	14,657
Total financial assets risk		587,789
Total loan commitments and financial guarantees		165,941	152,914	12,070	957
Loan commitments given	33	119,618	112,494	6,953	171
Financial guarantees given	33	11,720	10,146	1,329	245
Other commitments given	33	34,604	30,274	3,789	541
Total maximum credit exposure		753,730

Maximum credit risk exposure (Millions of Euros)
	Notes	December 2020	Stage 1	Stage 2	Stage 3
Financial assets held for trading		65,696
Equity instruments	10	11,458
Debt securities	10	23,970
Loans and advances	10	30,268
Non-trading financial assets mandatorily at fair value through profit or loss		5,198
Equity instruments	11	4,133
Debt securities	11	356
Loans and advances	11	709
Financial assets designated at fair value through profit or loss	12	1,117
Derivatives (trading and hedging)		46,302
Financial assets at fair value through other comprehensive income		69,537
Equity instruments	13	1,100
Debt securities		68,404	67,995	410	—
Loans and advances to credit institutions	13	33	33	—	—
Financial assets at amortized cost		379,857	334,552	30,607	14,698
Debt securities		35,785	35,759	6	20
Loans and advances to central banks		6,229	6,229	—	—
Loans and advances to credit institutions		14,591	14,565	20	6
Loans and advances to customers		323,252	277,998	30,581	14,672
Total financial assets risk		567,705
Total loan commitments and financial guarantees		179,440	165,726	12,682	1,032
Loan commitments given	33	132,584	124,104	8,214	265
Financial guarantees given	33	10,665	9,208	1,168	290
Other commitments given	33	36,190	32,414	3,300	477
Total maximum credit exposure		747,145

Maximum credit risk exposure (Millions of Euros)
	Notes	December 2019	Stage 1	Stage 2	Stage 3
Financial assets held for trading		67,238
Equity instruments	10	8,892
Debt securities	10	26,309
Loans and advances	10	32,037
Non-trading financial assets mandatorily at fair value through profit or loss		5,557
Equity instruments	11	4,327
Debt securities	11	110
Loans and advances	11	1,120
Financial assets designated at fair value through profit or loss	12	1,214
Derivatives (trading and hedging)		39,462
Financial assets at fair value through other comprehensive income		61,293
Equity instruments	13	2,420
Debt securities		58,841	58,590	250	—
Loans and advances to credit institutions	13	33	33	—	—
Financial assets at amortized cost		451,640	402,024	33,624	15,993
Debt securities		38,930	38,790	106	33
Loans and advances to central banks		4,285	4,285	—	—
Loans and advances to credit institutions		13,664	13,500	158	6
Loans and advances to customers		394,763	345,449	33,360	15,954
Total financial assets risk		626,404
Total loan commitments and financial guarantees		181,116	169,663	10,452	1,001
Loan commitments given	33	130,923	123,707	6,945	270
Financial guarantees given	33	10,984	9,804	955	224
Other commitments given	33	39,209	36,151	2,552	506
Total maximum credit exposure		807,520

Maximum Credit Risk Exposure, accumulated allowances and carrying amount by geographical location [Table Text Block]
The breakdown by geographical location and Stage of the maximum credit risk exposure, the accumulated allowances recorded and the carrying amount of the loans and advances to customers as of December 31, 2021, 2020 and 2019 is shown below:

December 2021 (Millions of Euros)
	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain (*)	201,405	171,883	21,380	8,143	(5,277)	(722)	(923)	(3,631)	196,129	171,161	20,457	4,511
Mexico	57,847	51,665	4,261	1,921	(2,038)	(740)	(381)	(916)	55,809	50,925	3,880	1,005
Turkey (**)	33,472	26,497	4,134	2,841	(2,058)	(224)	(424)	(1,410)	31,414	26,273	3,711	1,431
South America (***)	36,335	30,166	4,425	1,744	(1,736)	(277)	(362)	(1,096)	34,599	29,889	4,062	648
Others	996	984	3	9	(8)	(1)	—	(7)	988	983	3	2
Total (****)	330,055	281,195	34,203	14,657	(11,116)	(1,964)	(2,091)	(7,061)	318,939	279,231	32,112	7,596
Of which: individual					(2,528)	(4)	(657)	(1,867)
Of which: collective					(8,587)	(1,959)	(1,434)	(5,194)
(*) Spain includes all countries where BBVA, S.A. operates.
(**) Turkey includes all countries in which Garanti BBVA operates.
(***) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
(****) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2021, the remaining balance was €266 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.

December 2020 (Millions of Euros)
		Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain (*)	195,983	171,397	16,387	8,199	(5,679)	(753)	(849)	(4,077)	190,304	170,644	15,538	4,122
Mexico	52,211	46,373	4,071	1,767	(2,211)	(685)	(442)	(1,083)	50,000	45,688	3,628	684
Turkey (**)	39,633	30,832	5,806	2,995	(2,338)	(246)	(535)	(1,557)	37,295	30,586	5,272	1,438
South America (***)	34,499	28,484	4,312	1,703	(1,870)	(320)	(460)	(1,090)	32,629	28,165	3,852	612
Others	925	912	5	8	(7)	(1)	—	(6)	918	911	4	2
Total (****)	323,252	277,998	30,581	14,672	(12,105)	(2,005)	(2,287)	(7,813)	311,147	275,993	28,294	6,860
Of which: individual					(2,611)	(10)	(479)	(2,122)
Of which: collective					(9,494)	(1,995)	(1,808)	(5,691)
(*) Spain includes all countries where BBVA, S.A. operates.
(**) Turkey includes all countries in which Garanti BBVA operates.
(***) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
(****) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2020 the remaining balance was €363 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.

December 2019 (Millions of Euros)
	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain (*)	197,058	173,843	14,599	8,616	(5,311)	(712)	(661)	(3,939)	191,747	173,131	13,939	4,677
The United States	57,387	49,744	7,011	632	(688)	(165)	(342)	(182)	56,699	49,580	6,670	450
Mexico	60,099	54,748	3,873	1,478	(2,013)	(697)	(404)	(912)	58,087	54,052	3,469	566
Turkey (**)	43,113	34,536	5,127	3,451	(2,613)	(189)	(450)	(1,974)	40,500	34,347	4,677	1,477
South America (***)	36,265	31,754	2,742	1,769	(1,769)	(366)	(323)	(1,079)	34,497	31,388	2,419	690
Others	839	824	7	9	(8)	(1)	(1)	(6)	832	823	6	2
Total (****)	394,763	345,449	33,360	15,954	(12,402)	(2,129)	(2,181)	(8,093)	382,360	343,320	31,179	7,861
Of which: individual					(2,795)	(6)	(347)	(2,441)
Of which: collective					(9,608)	(2,123)	(1,834)	(5,652)
(*) Spain includes all countries where BBVA, S.A. operates.
(**) Turkey includes all countries in which Garanti BBVA operates.
(***) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
(****) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2019 the remaining balance was €433 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.

Maximum credit risk exposure, accumulated allowances and carrying amount by counterparty [Table Text Block]
The breakdown by counterparty of the maximum credit risk exposure, the accumulated allowances recorded, as well as the carrying amount by stages of loans and advances to customers as of December 31, 2021, 2020 and 2019 is shown below:

December 2021 (Millions of Euros)
	Gross exposure				Accumulated allowances				Net amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Public administrations	19,719	19,287	369	62	(37)	(13)	(5)	(19)	19,682	19,274	364	43
Other financial corporations	9,826	9,672	131	24	(23)	(8)	(6)	(9)	9,804	9,664	125	15
Non-financial corporations	146,797	120,140	19,366	7,290	(5,804)	(759)	(1,306)	(3,738)	140,993	119,381	18,060	3,552
Households	153,714	132,096	14,336	7,281	(5,253)	(1,184)	(773)	(3,295)	148,461	130,912	13,563	3,986
Loans and advances to customers	330,055	281,195	34,203	14,657	(11,116)	(1,964)	(2,091)	(7,061)	318,939	279,231	32,112	7,596

December 2020 (Millions of Euros)
	Gross exposure				Accumulated allowances				Net amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Public administrations	19,439	19,163	200	76	(48)	(14)	(9)	(25)	19,391	19,149	191	51
Other financial corporations	9,856	9,747	95	14	(39)	(25)	(6)	(7)	9,817	9,722	88	7
Non-financial corporations	142,547	119,891	15,179	7,477	(6,123)	(774)	(1,110)	(4,239)	136,424	119,117	14,069	3,238
Households	151,410	129,196	15,108	7,106	(5,895)	(1,192)	(1,161)	(3,542)	145,515	128,005	13,946	3,564
Loans and advances to customers	323,252	277,998	30,581	14,672	(12,105)	(2,005)	(2,287)	(7,813)	311,147	275,993	28,294	6,860

December 2019 (Millions of Euros)
	Gross exposure				Accumulated allowances				Net amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Public administrations	28,281	27,511	682	88	(59)	(15)	(22)	(21)	28,222	27,496	660	66
Other financial corporations	11,239	11,085	136	17	(31)	(19)	(2)	(10)	11,207	11,066	134	8
Non-financial corporations	173,254	148,768	16,018	8,468	(6,465)	(811)	(904)	(4,750)	166,789	147,957	15,114	3,718
Households	181,989	158,085	16,523	7,381	(5,847)	(1,283)	(1,252)	(3,312)	176,142	156,801	15,272	4,069
Loans and advances to customers	394,763	345,449	33,360	15,954	(12,402)	(2,129)	(2,181)	(8,093)	382,360	343,320	31,179	7,861

Loans and advances breakdown by counterparty and product [Table Text Block]
The breakdown by counterparty and product of loans and advances, net of loss allowances, as well as the gross carrying amount by type of product, classified in different headings of the assets, as of December 31, 2021, 2020 and 2019 is shown below:

December 2021 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	6	—	321	2,339	495	3,161	3,345
Credit card debt	—	—	—	1	1,504	12,523	14,030	14,949
Commercial debtors		791	—	476	18,191	66	19,524	19,766
Finance leases	—	191	—	14	7,388	317	7,911	8,256
Reverse repurchase loans	1,192	—	2,788	23	—	—	4,004	4,013
Other term loans	4,174	18,440	4,004	5,413	110,204	134,505	276,739	286,127
Advances that are not loans	315	394	6,510	3,554	1,805	630	13,208	13,263
LOANS AND ADVANCES	5,681	19,822	13,303	9,804	141,431	148,536	338,577	349,719
By secured loans
Of which: mortgage loans collateralized by immovable property		324	—	220	21,531	94,821	116,897	119,980
Of which: other collateralized loans	1,180	1,413	2,534	390	3,512	1,950	10,979	11,335
By purpose of the loan
Of which: credit for consumption						42,294	42,294	45,236
Of which: lending for house purchase						95,209	95,209	96,612
By subordination
Of which: project finance loans					8,863		8,863	9,423

December 2020 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	7	—	502	1,798	528	2,835	3,021
Credit card debt	—	—	—	2	1,485	11,605	13,093	14,220
Commercial debtors		898	—	317	14,262	67	15,544	15,796
Finance leases	—	197	—	6	7,125	322	7,650	8,013
Reverse repurchase loans	472	—	1,914	—	71	—	2,457	2,463
Other term loans	5,690	18,111	3,972	5,799	111,141	132,603	277,317	287,467
Advances that are not loans	48	260	8,721	3,191	1,084	473	13,777	13,833
LOANS AND ADVANCES	6,209	19,475	14,608	9,817	136,966	145,598	332,672	344,813
By secured loans
Of which: mortgage loans collateralized by immovable property		372	—	209	22,091	94,147	116,819	120,194
Of which: other collateralized loans	472	952	—	317	3,763	2,059	7,562	7,776
By purpose of the loan
Of which: credit for consumption						39,799	39,799	43,037
Of which: lending for house purchase						94,098	94,098	95,751
By subordination
Of which: project finance loans					10,721		10,721	11,032

December 2019 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	9	—	118	2,328	595	3,050	3,251
Credit card debt	—	10	1	3	1,940	14,401	16,355	17,608
Commercial debtors		971	—	230	15,976	99	17,276	17,617
Finance leases	—	227	—	6	8,091	387	8,711	9,095
Reverse repurchase loans	—	—	1,817	—	26	—	1,843	1,848
Other term loans	4,240	26,734	4,121	7,795	137,934	160,223	341,047	351,230
Advances that are not loans	35	865	7,743	3,056	951	506	13,156	13,214
LOANS AND ADVANCES	4,275	28,816	13,682	11,208	167,246	176,211	401,438	413,863
By secured loans
Of which: mortgage loans collateralized by immovable property		1,067	15	261	23,575	111,085	136,003	139,317
Of which: other collateralized loans	—	10,447	93	2,106	29,009	6,893	48,548	49,266
By purpose of the loan
Of which: credit for consumption						46,356	46,356	49,474
Of which: lending for house purchase						110,178	110,178	111,636
By subordination
Of which: project finance loans					12,259		12,259	12,415

Impaired loans and advances at amortized cost covered by collateral [Table Text Block]	The disclosure of impaired loans and advances at amortized cost covered by collateral (see Note 7.2.6), by type of collateral, as of December 31, 2021, 2020 and 2019, is the following:

Impaired loans and advances at amortized cost covered by collateral (Millions of Euros)
	Maximum exposure to credit risk	Of which secured by collateral
		Residential properties	Commercial properties	Cash	Others	Financial
December 2021	14,657	2,875	1,068	5	33	886
December 2020	14,678	2,717	789	18	52	575
December 2019	15,959	3,396	939	35	221	542

Guarantees Received [Table Text Block]
The value of guarantees received as of December 31, 2021, 2020 and 2019, is the following:

Guarantees received (Millions of Euros)
	2021	2020	2019
Value of collateral	117,362	116,900	152,454
Of which: guarantees normal risks under special monitoring	11,768	11,296	14,623
Of which: guarantees non-performing risks	3,981	3,577	4,590
Value of other guarantees	48,680	47,012	35,464
Of which: guarantees normal risks under special monitoring	7,404	4,045	3,306
Of which: guarantees non-performing risks	886	575	542
Total value of guarantees received	166,042	163,912	187,918

Abridged scale to classify BBVA group outstanding risk [Table Text Block]
The table below shows the abridged scale used to classify the BBVA Group’s outstanding risk as of December 31, 2021:

Internal rating	Probability of default (basis points)
Reduced List (22 groups)	Average	Minimum from >=	Maximum
AAA	1	—	2
AA+	2	2	3
AA	3	3	4
AA-	4	4	5
A+	5	5	6
A	8	6	9
A-	10	9	11
BBB+	14	11	17
BBB	20	17	24
BBB-	31	24	39
BB+	51	39	67
BB	88	67	116
BB-	150	116	194
B+	255	194	335
B	441	335	581
B-	785	581	1,061
CCC+	1,191	1,061	1,336
CCC	1,500	1,336	1,684
CCC-	1,890	1,684	2,121
CC+	2,381	2,121	2,673
CC	3,000	2,673	3,367
CC-	3,780	3,367	4,243

Probability of default basis points [Table Text Block]
The table below outlines the distribution by probability of default within 12 months and through the lifetime of the asset, and stages of the gross carrying amount of loans and advances to customers in percentage terms of the BBVA Group as of December 31, 2021, 2020 and 2019:

Probability of default (basis points)
	2021		2020		2019
	Subject to 12 month ECL (Stage 1)	Subject to lifetime ECL (Stage 2)	Subject to 12 month ECL (Stage 1)	Subject to lifetime ECL (Stage 2)	Subject to 12 month ECL (Stage 1)	Subject to lifetime ECL (Stage 2)
	%	%	%	%	%	%
0 to 2	5.8	—	4.0	—	5.5	—
2 to 5	15.7	0.1	10.2	0.1	6.3	—
5 to 11	15.2	0.2	7.7	0.1	14.6	0.2
11 to 39	18.7	0.6	26.8	0.5	24.5	0.8
39 to 194	19.1	2.5	24.0	2.3	24.5	1.6
194 to 1,061	12.2	3.8	15.1	3.4	14.0	3.6
1,061 to 2,121	1.9	1.5	1.5	1.2	1.4	1.2
> 2,121	0.8	1.9	0.6	2.5	0.4	1.5
Total	89.4	10.6	89.9	10.1	91.0	9.0

Impaired secured loans risks [Table Text Block]
The breakdown of loans and advances within financial assets at amortized cost, by impaired amount, accumulated impairment, gross carrying amount and by counterparties, as of December 31, 2021, 2020 and 2019 is as follows:

December 2021 (Millions of Euros)
	Gross carrying amount	Impaired loans and advances	Accumulated impairment	Impaired loans and advances as a % of the total
Central banks	5,687	—	(6)	—%
General governments	19,719	62	(37)	0.3%
Credit institutions	13,295	—	(19)	—%
Other financial corporations	9,826	24	(23)	0.2%
Non-financial corporations	146,797	7,290	(5,804)	5.0%
Agriculture, forestry and fishing	4,077	125	(154)	3.1%
Mining and quarrying	4,889	222	(130)	4.5%
Manufacturing	35,058	1,003	(867)	2.9%
Electricity, gas, steam and air conditioning supply	13,718	570	(489)	4.2%
Water supply	782	22	(21)	2.9%
Construction	8,336	894	(619)	10.7%
Wholesale and retail trade	25,856	1,311	(1,104)	5.1%
Transport and storage	10,310	879	(400)	8.5%
Accommodation and food service activities	7,693	470	(405)	6.1%
Information and communications	6,533	117	(56)	1.8%
Financial and insurance activities	6,216	197	(181)	3.2%
Real estate activities	9,438	719	(466)	7.6%
Professional, scientific and technical activities	3,910	185	(152)	4.7%
Administrative and support service activities	3,046	181	(132)	5.9%
Public administration and defense; compulsory social security	203	9	(11)	4.5%
Education	582	43	(34)	7.4%
Human health services and social work activities	1,888	48	(41)	2.5%
Arts, entertainment and recreation	1,011	209	(95)	20.7%
Other services	3,250	84	(447)	2.6%
Households	153,714	7,281	(5,253)	4.7%
LOANS AND ADVANCES	349,037	14,657	(11,142)	4.2%

December 2020 (Millions of Euros)
	Gross carrying amount	Impaired loans and advances	Accumulated impairment	Impaired loans and advances as a % of the total
Central banks	6,229	—	(20)	—%
General governments	19,439	76	(48)	0.4%
Credit institutions	14,591	6	(16)	—%
Other financial corporations	9,856	14	(39)	0.1%
Non-financial corporations	142,547	7,477	(6,123)	5.2%
Agriculture, forestry and fishing	3,438	132	(108)	3.8%
Mining and quarrying	4,349	47	(59)	1.1%
Manufacturing	33,771	1,486	(1,129)	4.4%
Electricity, gas, steam and air conditioning supply	13,490	591	(509)	4.4%
Water supply	899	17	(15)	1.9%
Construction	10,019	1,397	(722)	13.9%
Wholesale and retail trade	24,594	1,456	(1,223)	5.9%
Transport and storage	8,117	489	(368)	6.0%
Accommodation and food service activities	8,337	358	(294)	4.3%
Information and communications	5,764	73	(60)	1.3%
Financial and insurance activities	5,298	123	(132)	2.3%
Real estate activities	10,025	617	(494)	6.2%
Professional, scientific and technical activities	2,886	177	(124)	6.1%
Administrative and support service activities	3,955	142	(192)	3.6%
Public administration and defense, compulsory social security	129	5	(4)	3.5%
Education	665	54	(43)	8.1%
Human health services and social work activities	1,812	67	(59)	3.7%
Arts, entertainment and recreation	1,131	46	(65)	4.1%
Other services	3,871	198	(523)	5.1%
Households	151,410	7,106	(5,895)	4.7%
LOANS AND ADVANCES	344,072	14,678	(12,141)	4.3%

December 2019 (Millions of Euros)
	Gross carrying amount	Impaired loans and advances	Accumulated impairment	Impaired loans and advances as a % of the total
Central banks	4,285	—	(9)	—%
General governments	28,281	88	(60)	0.3%
Credit institutions	13,664	6	(15)	—%
Other financial corporations	11,239	17	(31)	0.2%
Non-financial corporations	173,254	8,467	(6,465)	4.9%
Agriculture, forestry and fishing	3,758	154	(124)	4.1%
Mining and quarrying	4,669	100	(86)	2.1%
Manufacturing	39,517	1,711	(1,242)	4.3%
Electricity, gas, steam and air conditioning supply	12,305	684	(575)	5.6%
Water supply	900	14	(16)	1.6%
Construction	10,945	1,377	(876)	12.6%
Wholesale and retail trade	27,467	1,799	(1,448)	6.6%
Transport and storage	9,638	507	(392)	5.3%
Accommodation and food service activities	8,703	279	(203)	3.2%
Information and communications	6,316	95	(65)	1.5%
Financial and insurance activities	6,864	191	(140)	2.8%
Real estate activities	19,435	782	(527)	4.0%
Professional, scientific and technical activities	4,375	167	(140)	3.8%
Administrative and support service activities	3,415	118	(134)	3.4%
Public administration and defense, compulsory social security	282	5	(6)	1.7%
Education	903	41	(38)	4.5%
Human health services and social work activities	4,696	66	(55)	1.4%
Arts, entertainment and recreation	1,396	47	(39)	3.4%
Other services	7,671	331	(360)	4.3%
Households	181,989	7,381	(5,847)	4.1%
LOANS AND ADVANCES	412,711	15,959	(12,427)	3.9%

Changes in impaired financial assets and guarantees given [Table Text Block]
The changes during the years 2021, 2020 and 2019 of impaired financial assets and contingent risks are as follows:

Changes in impaired financial assets and guarantees given (Millions of Euros)
	2021	2020	2019
Balance at the beginning	15,478	16,770	17,134
Additions	8,556	9,533	9,857
Decreases (*)	(4,555)	(5,024)	(5,874)
Net additions	4,001	4,509	3,983
Amounts written-off	(3,613)	(3,603)	(3,803)
Exchange differences and other	(399)	(968)	(544)
Discontinued operations	—	(1,230)	—
Balance at the end	15,467	15,478	16,770
(*) Reflects the total amount of impaired loans derecognized from the consolidated balance sheet throughout the year as a result of mortgage foreclosures and real estate assets received in lieu of payment as well as monetary recoveries.

Changes in impaired financial assets written off from the balance sheet [Table Text Block]

Changes in impaired financial assets written-off from the balance sheet (Millions of Euros)
	Notes	2021	2020	2019
Balance at the beginning		22,001	26,245	32,343
Companies held for sale (*)		—	(4,646)	—
Increase		3,709	3,440	4,712
Decrease:		(3,605)	(2,715)	(11,039)
Re-financing or restructuring		(1)	(7)	(2)
Cash recovery	47	(423)	(339)	(919)
Foreclosed assets		(17)	(479)	(617)
Sales (**)		(2,437)	(1,223)	(8,325)
Debt forgiveness		(599)	(607)	(493)
Time-barred debt and other causes		(129)	(60)	(682)
Net exchange differences		(116)	(323)	230
Balance at the end		21,990	22,001	26,245
(*) The amount in 2020 includes the balance of the companies in the United States included in the USA Sale (see Notes 1.3, 3 and 21).
(**) Includes principal and interest.

Changes in gross accounting balances of loans and advances at amortized cost [Table Text Block]
Movements, measured over a 12-month period, in gross accounting balances and accumulated allowances for loan losses during 2021, 2020 and 2019 are recorded on the accompanying consolidated balance sheet as of December 31, 2021, 2020 and 2019, in order to cover the estimated loss allowances in loans and advances and debt securities measured at amortized cost.

Changes in gross accounting balances of loans and advances at amortized cost. Year 2021 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	298,793	30,601	14,678	344,072
Transfers of financial assets:	(10,785)	8,640	2,145	—
Transfers from stage 1 to Stage 2	(14,482)	14,482	—	—
Transfers from stage 2 to Stage 1	4,905	(4,905)	—	—
Transfers to Stage 3	(1,772)	(1,945)	3,717	—
Transfers from Stage 3	564	1,009	(1,573)	—
Net annual origination of financial assets	17,876	(4,729)	1,217	14,364
Becoming write-offs	(74)	(68)	(3,095)	(3,237)
Changes in model / methodology	—	—	—	—
Foreign exchange	(6,054)	(1,902)	(216)	(8,172)
Modifications that do not result in derecognition	187	1,642	189	2,018
Other	224	29	(261)	(8)
Balance at the end	300,167	34,213	14,657	349,037

Changes in gross accounting balances of loans and advances at amortized cost. Year 2020 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	363,234	33,518	15,959	412,711
Transfers of financial assets:	(11,935)	8,807	3,128	—
Transfers from stage 1 to Stage 2	(15,843)	15,843	—	—
Transfers from stage 2 to Stage 1	5,107	(5,107)	—	—
Transfers to Stage 3	(1,701)	(2,659)	4,359	—
Transfers from Stage 3	502	729	(1,231)	—
Net annual origination of financial assets	16,119	(827)	102	15,395
Becoming write-offs	(3)	(2)	(2,944)	(2,949)
Changes in model / methodology	—	—	—	—
Foreign exchange	(21,472)	(2,342)	(1,157)	(24,970)
Modifications that do not result in derecognition	(204)	827	511	1,134
Other	(283)	(190)	270	(204)
Discontinued operations	(46,664)	(9,190)	(1,192)	(57,045)
Balance at the end	298,793	30,601	14,678	344,072

Changes in gross accounting balances of loans and advances at amortized cost. Year 2019 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	352,282	30,707	16,359	399,347
Transfers of financial assets:	(9,021)	6,279	2,741	—
Transfers from stage 1 to stage 2	(13,546)	13,546	—	—
Transfers from stage 2 to stage 1	5,656	(5,656)	—	—
Transfers to stage 3	(1,571)	(2,698)	4,269	—
Transfers from stage 3	440	1,087	(1,527)	—
Net annual origination of financial assets	20,296	(2,739)	246	17,804
Becoming write-offs	(152)	(349)	(3,407)	(3,908)
Changes in model / methodology	—	—	—	—
Foreign exchange	1,611	35	16	1,662
Modifications that do not result in derecognition	(1)	(27)	15	(13)
Other	(1,782)	(388)	(11)	(2,180)
Balance at the end	363,234	33,518	15,959	412,711

Changes in allowances of loans and advances at amortized cost [Table Text Block]

Changes in allowances of loans and advances at amortized cost. Year 2021 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	(2,037)	(2,289)	(7,815)	(12,141)
Transfers of financial assets:	187	441	(2,521)	(1,893)
Transfers from stage 1 to Stage 2	139	(602)	—	(463)
Transfers from stage 2 to Stage 1	(60)	307	—	247
Transfers to Stage 3	111	802	(2,775)	(1,862)
Transfers from Stage 3	(3)	(66)	254	185
Net annual origination of allowances	(563)	(57)	(314)	(933)
Becoming write-offs	45	56	2,694	2,795
Changes in model / methodology	—	—	—	—
Foreign exchange	70	(270)	719	519
Modifications that do not result in derecognition	12	(79)	(122)	(189)
Other	297	106	298	701
Balance at the end	(1,990)	(2,091)	(7,061)	(11,142)

Changes in allowances of loans and advances at amortized cost. Year 2020 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	(2,149)	(2,183)	(8,094)	(12,427)
Transfers of financial assets:	184	(511)	(1,806)	(2,133)
Transfers from stage 1 to stage 2	156	(923)	—	(766)
Transfers from stage 2 to stage 1	(50)	253	—	202
Transfers to stage 3	81	218	(1,950)	(1,652)
Transfers from stage 3	(3)	(59)	144	83
Net annual origination of allowances	(872)	(795)	(1,329)	(2,996)
Becoming write-offs	—	—	2,567	2,568
Changes in model / methodology	—	—	—	—
Foreign exchange	227	256	721	1,204
Modifications that do not result in derecognition	12	(118)	(177)	(283)
Other	160	618	25	803
Discontinued operations	401	444	278	1,123
Balance at the end	(2,037)	(2,289)	(7,815)	(12,141)

Changes in allowances of loans and advances at amortized cost. Year 2019 (Millions of Euros)
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	(2,082)	(2,375)	(7,761)	(12,217)
Transfers of financial assets:	176	(227)	(1,574)	(1,626)
Transfers from stage 1 to stage 2	126	(649)	—	(523)
Transfers from stage 2 to stage 1	(38)	273	—	235
Transfers to stage 3	89	234	(1,810)	(1,487)
Transfers from stage 3	(1)	(86)	236	149
Net annual origination of allowances	(542)	(116)	(1,711)	(2,370)
Becoming write-offs	130	337	2,789	3,256
Changes in model / methodology	—	—	—	—
Foreign exchange	(30)	(18)	69	20
Modifications that do not result in derecognition	(15)	(149)	(89)	(254)
Other	215	366	183	764
Balance at the end	(2,149)	(2,183)	(8,094)	(12,427)

Sensitivity to interest rate analysis [Table Text Block]	The table below shows the profile of average structural interest rate risk and credit spread risk of fixed income portfolio in the banking book classified as HtC&S in terms of sensitivities of the main currencies for the BBVA Group in 2021:

Sensitivity to interest-rate and credit spread analysis. Year 2021
	interest rate risk and				credit spread
	Impact on net interest income (*)		Impact on economic value (**)		Impact on economic value (**)
	100 basis-point increase	100 basis-point decrease (***)	100 basis-point increase	100 basis-point decrease (***)	100 basis-point increase
EUR	[3.5% , 5.5%]	[-3.5% , -1.5%]	[3.5% , 5.5%]	[-3.5% , -1.5%]	[-3.5% , -1.5%]
MXN	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-1.5% , -0.5%]	[0.5% , 1.5%]	[-0.5% , 0.5%]
USD	[0.5% , 1.5%]	[-1.5% , -0.5%]	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-0.5% , 0.5%]
TRY	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]
Other	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]
BBVA Group	[7.5% , 10.0%]	[-5.5% , -3.5%]	[3.5% , 5.5%]	[-3.5% , -1.5%]	[-3.5% , -1.5%]
(*) Percentage of "12 months" net interest income for the BBVA Group.
(**) Percentage of CET1 (Fully Loaded) for BBVA Group
(***) In EUR and USD (and GBP included in "Other"), negative interest rates scenarios are allowed up to plausible levels lower than current rates.

Sensitivity to one percent of the average rate in the main currencies [Table Text Block]
For the years 2021, 2020 and 2019, the estimated sensitivities of the result attributable to the parent company are shown below, taking into account the coverage, against depreciations and appreciations of 1% of the average rate in the main currencies. To the extent that hedging positions are periodically modulated, the sensitivity estimate attempts to reflect an average (or effective) sensitivity in the year:

Sensitivity to 1% change (Millions of Euros)

Currency	2021	2020	2019
Mexican peso	14.0	4.9	12.7
Turkish lira	4.7	4.5	3.1
Peruvian sol	0.3	0.4	1.9
Chilean peso	0.6	0.3	0.5
Colombian peso	1.1	1.4	2.6
Argentine peso	0.6	0.9	1.3

VaR by Risk factor [Table Text Block]
As of December 31, 2021, 2020 and 2019 the VaR was €31 million, €28 million and €20 million, respectively. The total VaR figures for 2021, 2020 and 2019 can be broken down as follows:

VaR by Risk Factor (Millions of Euros)
	Interest/Spread risk	Currency risk	Stock-market risk	Vega/Correlation risk	Diversification effect(*)	Total
2021
VaR average in the year	33	10	2	11	(28)	29
VaR max in the year	32	13	4	1	(14)	36
VaR min in the year	27	9	1	10	(25)	22
End of period VaR	34	9	5	11	(29)	31
2020
VaR average in the year	29	12	4	11	(28)	27
VaR max in the year	39	20	10	20	(14)	39
VaR min in the year	20	3	1	6	(39)	18
End of period VaR	32	12	2	11	(29)	28
2019
VaR average in the year	21	6	4	9	(20)	19
VaR max in the year	28	6	3	9	(21)	25
VaR min in the year	13	5	5	9	(18)	14
End of period VaR	24	5	5	8	(22)	20
(*) The diversification effect is the difference between the sum of the average individual risk factors and the total VaR figure that includes the implied correlation between all the variables and scenarios used in the measurement.

Impact of the stress test [Table Text Block]
The impact of the stress test under multivariable simulation of the risk factors of the portfolio based on the expected shortfall (expected shortfall calculated at a 97.5% confidence level, 20 days) as of December 31, 2021 is as follows:

Impact of the stress test (Millions of Euros)
0	Europe	Mexico	Peru	Venezuela	Argentina	Colombia	Turkey
Expected shortfall	(76)	(75)	(11)	—	(5)	(5)	(8)

Effect offsetting for derivatives and securities operation [Table Text Block]
A summary of the effect of offsetting (via netting and collateral) for derivatives and securities operations is presented below as of December 31, 2021, 2020 and 2019:

Effect of offsetting for derivatives and securities operation (Millions of Euros)
					Gross amounts not offset in the consolidated balance sheets (D)
	Notes	Gross amounts recognized (A)	Gross amounts offset in the consolidated balance sheets (B)	Net amount presented in the consolidated balance sheets (C=A-B)	Financial instruments	Cash collateral received/ pledged	Net amount (E=C-D)
December 2021
Trading and hedging derivatives	10, 15	36,349	3,611	32,737	22,524	8,758	1,456
Reverse repurchase, securities borrowing and similar agreements		54,296	—	54,296	55,010	2,213	(2,927)
Total assets		90,645	3,611	87,034	77,534	10,971	(1,471)
Trading and hedging derivatives	10, 15	37,916	3,584	34,331	22,524	10,119	1,688
Repurchase, securities lending and similar agreements		54,159	—	54,159	58,174	679	(4,694)
Total liabilities		92,074	3,584	88,490	80,698	10,798	(3,006)
December 2020
Trading and hedging derivatives	10, 15	47,862	5,688	42,173	33,842	9,018	(686)
Reverse repurchase, securities borrowing and similar agreements		32,121	—	32,121	32,762	161	(802)
Total assets		79,983	5,688	74,294	66,604	9,178	(1,488)
Trading and hedging derivatives	10, 15	49,720	5,722	43,998	33,842	9,435	721
Repurchase, securities lending and similar agreements		41,571	—	41,571	42,298	1,619	(2,346)
Total liabilities		91,291	5,722	85,569	76,140	11,054	(1,624)
December 2019
Trading and hedging derivatives	10, 15	36,349	2,388	33,961	25,020	8,210	731
Reverse repurchase, securities borrowing and similar agreements		33,539	21	33,518	33,352	204	(39)
Total assets		69,888	2,409	67,479	58,372	8,415	692
Trading and hedging derivatives	10, 15	38,693	2,394	36,299	25,020	10,613	667
Repurchase, securities lending and similar agreements		43,712	21	43,691	42,974	420	297
Total liabilities		82,404	2,414	79,990	67,993	11,033	964

LtSCD by LMU [Table Text Block]
The performance of the indicators show that the adequacy of the funding structure remained steady during 2021, 2020 and 2019, in the sense that all LMU held self-funding levels with stable customer resources above the requirements.

LtSCD by LMU
	2021	2020	2019
Group (average)	95%	95%	108%
BBVA S.A.	98%	97%	108%
BBVA Mexico	93%	98%	116%
Garanti BBVA	81%	95%	99%
Other LMU	93%	86%	103%

LCR main LMU [Table Text Block]	Although this requirement is only established at a Group level, for banks in the Eurozone, the minimum level required is comfortably exceeded in all subsidiaries. It should be noted that the calculation of the Consolidated LCR does not allow the transfer of liquidity between subsidiaries, so no excess liquidity may be transferred from these entities for the purpose of calculating the consolidated ratio. If the impact of these highly liquid assets was considered, the LCR would be 213%, or +48 basis points above the required level.

LCR main LMU
0	2021	2020	2019
Group	165%	149%	129%
BBVA S.A.	190%	173%	147%
BBVA Mexico	245%	196%	147%
Garanti BBVA	211%	183%	206%

Liquidity available by instrument [Table Text Block]	The table below shows the liquidity available by instrument as of December 31, 2021, 2020 and 2019 for the most significant entities based on prudential supervisor’s information (Commission Implementing Regulations (EU) 2017/2114 of November 9, 2017):

Liquidity available by instrument (Millions of Euros)
	BBVA S.A.			BBVA Mexico			Garanti BBVA			Other
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019 (*)
Cash and withdrawable central bank reserves	35,258	39,330	14,516	12,146	8,930	6,246	8,179	6,153	6,450	6,469	6,831	11,317
Level 1 tradable assets	37,272	48,858	41,961	13,881	9,205	7,295	5,549	7,019	7,953	6,036	6,237	14,930
Level 2A tradable assets	5,234	5,119	403	74	106	316	—	—	—	—	—	344
Level 2B tradable assets	9,492	6,080	5,196	28	11	219	—	—	—	2	—	12
Other tradable assets	27,870	20,174	22,213	343	421	1,269	722	701	669	934	745	1,538
Non tradable assets eligible for central banks	—	—	—	—	—	—	—	—	—	—	—	2,935
Cumulated counterbalancing capacity	115,127	119,560	84,288	26,472	18,672	15,344	14,449	13,873	15,072	13,440	13,814	31,075
(*) In 2019 it includes the balance of the companies in the United States (see Notes 1.3, 3 and 21).
NSFR main LMU [Table Text Block]
The NSFR of BBVA Group and its main LMU at December 31, 2021, 2020 and 2019, was the following:

NSFR main LMU
	2021	2020(*)	2019(*)
Group	135%	127%	120%
BBVA S.A.	126%	121%	113%
BBVA Mexico	149%	138%	130%
Garanti BBVA	162%	154%	151%
(*) Ratio calculated based on the Basel requirements for 2019 and 2020.

Residual maturities by contractual periods [Table Text Block]	Below is a matrix of residual maturities by contractual periods based on supervisory prudential reporting as of December 31, 2021, 2020 and 2019:

December 2021. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	39,761	24,598	—	—	—	—	—	—	—	—	64,359
Deposits in credit entities	—	3,781	400	790	373	299	211	166	8	26	6,056
Deposits in other financial institutions	2	901	801	584	727	432	694	470	261	469	5,343
Reverse repo, securities borrowing and margin lending	—	33,856	11,611	2,945	1,063	1,692	2,188	2,239	1,118	739	57,451
Loans and advances	174	18,531	23,185	22,141	11,769	13,782	39,656	30,049	44,508	94,780	298,574
Securities' portfolio settlement	10	1,779	3,606	3,395	2,333	3,958	18,854	13,135	17,214	47,331	111,614

December 2021. Contractual maturities (Millions of Euros)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
LIABILITIES
Wholesale funding	—	3,065	1,077	3,498	2,914	1,885	9,477	4,931	12,332	19,991	59,169
Deposits in financial institutions	1,936	4,257	415	825	183	924	496	146	146	579	9,907
Deposits in other financial institutions and international agencies	8,894	2,728	1,700	382	289	227	578	231	337	722	16,087
Customer deposits	281,812	28,806	11,814	4,867	1,717	1,520	1,740	578	863	416	334,132
Security pledge funding	—	52,437	6,858	2,485	1,513	8,252	29,954	5,527	4,755	1,490	113,269
Derivatives, net	(33)	(395)	(176)	(326)	(66)	(641)	100	(122)	(155)	(66)	(1,880)

December 2020. Contractual maturities (Millions of Euros) (*)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	42,518	32,741	—	—	—	—	—	—	—	—	75,258
Deposits in credit entities	—	3,616	677	921	356	461	117	120	2	39	6,309
Deposits in other financial institutions	—	2,202	855	797	734	543	1,251	721	515	500	8,119
Reverse repo, securities borrowing and margin lending	—	20,033	4,757	1,351	364	368	3,320	1,849	891	1,089	34,021
Loans and advances	279	16,939	24,280	23,012	15,579	17,032	46,182	38,851	51,709	110,173	344,036
Securities' portfolio settlement	—	3,896	6,680	6,557	5,084	13,014	9,858	15,494	17,231	50,045	127,859
(*) It includes the balance of the companies in the United States (see Notes 1.3, 3 and 21).

December 2020. Contractual maturities (Millions of Euros) (*)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
LIABILITIES
Wholesale funding	—	4,750	2,618	3,963	1,283	1,543	10,573	7,505	12,793	23,839	68,868
Deposits in financial institutions	8,838	7,859	254	741	152	726	825	189	166	371	20,120
Deposits in other financial institutions and international agencies	12,735	4,324	2,694	588	353	272	957	337	459	870	23,589
Customer deposits	308,360	39,978	13,416	6,808	4,526	4,366	3,361	1,213	869	799	383,694
Security pledge funding	—	41,239	5,301	1,643	1,192	368	11,304	28,510	3,740	1,516	94,812
Derivatives, net	—	(722)	15	(961)	(85)	134	(400)	(157)	(264)	(159)	(2,599)
(*) It includes the balance of the companies in the United States (see Notes 1.3, 3 and 21).

December 2019. Contractual maturities (Millions of Euros) (*)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	20,954	20,654	—	—	—	—	—	—	—	—	41,608
Deposits in credit entities	—	3,591	283	488	585	503	189	24	120	432	6,216
Deposits in other financial institutions	—	1,336	1,120	796	589	991	1,420	1,072	672	2,089	10,084
Reverse repo, securities borrowing and margin lending	—	21,612	3,858	2,287	561	808	4,121	1,838	411	803	36,299
Loans and advances	157	22,015	25,056	24,994	15,777	16,404	42,165	35,917	54,772	122,098	359,354
Securities' portfolio settlement	—	1,622	3,873	6,620	2,017	7,292	21,334	6,115	13,240	46,022	108,136
(*) It includes the balance of the companies in the United States (see Notes 1.3, 3 and 21).

December 2019. Contractual maturities (Millions of Euros) (*)
	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
LIABILITIES
Wholesale funding	1	1,393	1,714	4,208	1,645	4,386	8,328	10,608	10,803	27,840	70,927
Deposits in financial institutions	7,377	7,608	493	1,122	172	1,514	386	614	206	510	20,004
Deposits in other financial institutions and international agencies	10,177	3,859	867	381	367	257	982	503	499	952	18,843
Customer deposits	271,638	43,577	18,550	10,013	7,266	6,605	3,717	2,062	854	1,039	365,321
Security pledge funding	—	45,135	3,202	15,801	1,456	653	3,393	7,206	759	1,308	78,914
Derivatives, net	—	(66)	(25)	29	(11)	1,097	(830)	(278)	(333)	(420)	(838)
(*) It includes the balance of the companies in the United States (see Notes 1.3, 3 and 21).

Encumbered and unencumbered asstes [Table Text Block]
As of December 31, 2021, 2020 and 2019, the encumbered (those provided as collateral for certain liabilities) and unencumbered assets are broken down as follows:

Encumbered and unencumbered assets (Millions of Euros)
	Encumbered assets						Unencumbered assets
	Book value			Fair value			Book value			Fair value
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Assets	114,336	121,999	101,792				548,548	614,260	596,898
Equity instruments	307	2,134	3,526	307	2,134	3,526	22,280	14,556	12,113	22,280	14,556	12,113
Debt securities	31,557	29,379	29,630	29,527	26,112	29,567	89,307	100,108	95,611	89,307	100,108	95,611
Loans and advances and other assets	82,472	90,486	68,636				436,962	499,595	489,174

Collateral pledges received [Table Text Block]
As of December 31, 2021, 2020 and 2019, collateral pledges received mainly due to repurchase agreements and securities lending, and those which could be committed in order to obtain funding are provided below:

Collateral received (Millions of Euros)
	Fair value of encumbered collateral received or own debt securities issued			Fair value of collateral received or own debt securities issued available for encumbrance			Fair value of collateral received or own debt securities issued not available for encumbrance
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Collateral received	40,905	30,723	38,496	17,029	8,652	9,208	1,719	1,071	48
Equity instruments	289	239	65	265	204	70	—	—	—
Debt securities	40,616	30,484	38,431	16,764	8,448	9,130	1,719	1,071	38
Loans and advances and other assets	—	—	—	—	—	8	—	—	10
Own debt securities issued other than own covered bonds or ABSs	—	3	—	50	94	82	—	—	—

Sources of encumbrance [Table Text Block]	As of December 31, 2021, 2020 and 2019, financial liabilities issued related to encumbered assets in financial transactions as well as their book value were as follows:

Sources of encumbrance (Millions of Euros)
	Matching liabilities, contingent liabilities or securities lent			Assets, collateral received and own debt securities issued other than covered bonds and ABSs encumbered
	2021	2020	2019	2021	2020	2019
Book value of financial liabilities	137,242	131,352	124,252	151,275	147,523	135,500
Derivatives	15,368	16,611	19,066	15,191	16,348	20,004
Deposits	109,311	98,668	87,906	120,957	111,726	94,240
Outstanding subordinated debt	12,563	16,073	17,280	15,127	19,449	21,256
Other sources	620	653	449	3,966	5,202	4,788